Annual Fund Operating Expenses - Class T - DWS Intermediate Tax-Free Fund - Class T	Oct. 01, 2021
Operating Expenses:
Management fee	0.32%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.29%	[1]
Total annual fund operating expenses	0.86%
Fee waiver/expense reimbursement	0.11%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.75%

[1]	”Other expenses“ for Class T are based on estimated amounts for the current fiscal year.